UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21190
                                                 ----------------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                         55 East 59th Street, 10th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                           399 Park Avenue, 14th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 559-4999
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                     Date of reporting period: June 30, 2009
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2009

                                                                                                     % OF MEMBERS'
                                                                           COST        FAIR VALUE       CAPITAL
                                                                        -----------   ------------   -------------
INVESTMENTS IN INVESTMENT FUNDS
   DIRECTIONAL EQUITY
      Frontpoint Onshore Healthcare Fund 2X LP - b                        5,011,339   $  5,591,526        1.11%
      Horseman European Select Fund - a                                   9,000,000   $  6,410,670        1.27
      Horseman Global Fund LTD Class B USD - a                           14,500,000   $ 13,114,226        2.60
      Meditor European Hedge Fund (B) Ltd. - a                           11,000,000   $ 11,707,555        2.32
      Passport Global Strategies III LTD - f                                788,445   $    797,985        0.16
      Passport II LP - b                                                         --   $ 12,578,993        2.49
      Sprott Offshore Fund II LTD Class B - a                            12,000,000   $  8,561,714        1.70
                                                                        -----------   ------------      ------
         Total Directional Equity                                        52,299,784     58,762,669       11.65
                                                                        -----------   ------------      ------
   DIRECTIONAL MACRO
      Asset Management Offshore LTD - a                                  15,000,000     15,219,157        3.02
      Brevan Howard Multi Strategy Fund Limited - a                      10,933,478     11,171,449        2.21
      Drawbridge Global Macro Fund Ltd Side Pocket 5  - f                    45,752         45,055        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 6  - f                    25,480         39,148        0.01
      Drawbridge Global Macro Fund Ltd Side Pocket 4  - f                    82,332         68,824        0.01
      Drawbridge Global Macro Fund LTD SPV Assets - f                       607,123        745,196        0.15
      Drawbridge Global Macro Fund Ltd Side Pocket 7  - f                    18,759         29,536        0.01
      Drawbridge Global Macro LTD C1 H10D SP May 9 2008 - f                  31,259         27,592        0.00
      Drawbridge Global Macro Fund Side Pocket 10 - f                         6,378          4,103        0.00
      Drawbridge Global Macro Side Pocket 11 - f                              6,259          1,549        0.00
      Drawbridge Global Macro Side Pocket 12 - f                            388,414        196,859        0.04
                                                                        -----------   ------------      ------
         Total Directional Macro                                         27,145,234     27,548,468        5.46
                                                                        -----------   ------------      ------
   RELATIVE VALUE
      AB2 Fund - a                                                       12,500,000     26,871,755        5.33
      Bennelong Asia Pacific Multi Strategies EQ Fund Class F USD - a     6,000,000      6,184,137        1.23
      Brigade Leveraged Capital Structures LP - b                         6,000,000      6,186,732        1.23
      Dundonald Fund I LP - b                                            14,400,000     18,591,008        3.68
      Gracie Credit Opportunities Fund LP - b                            11,000,000     11,579,828        2.29
      Nisswa Fixed Income Fund LP - e                                    11,000,000     11,844,469        2.35
      Noroton Event Driven Opportunity Fund LP - e                        5,000,000      4,506,958        0.89
      Perella Weinberg Partners Xerion Fund LP - b                       18,000,000     15,573,979        3.09
      Providence MBS Fund, LP - b                                        20,000,000     27,616,441        5.47
      Providence MBS Offshore Fund, LTD - b                              13,800,000     25,135,477        4.98
      SOLA 1 - d                                                         31,441,654     26,173,703        5.19
      Sola I Class L1 Master - d                                         13,558,346     13,874,526        2.75
      Stratus Fund Ltd - Class C - a                                      3,300,000      7,653,547        1.52
      Stratus Feeder Fund LTD Class C  - a                                4,802,140      6,567,298        1.30
      Stratus Fund LTD Double Lev Class C Side Pocket - f                   187,975        186,150        0.04
      Structured Service Holdings LP - a                                 15,358,508     28,681,971        5.68
      Structured Service Holdings LTD - a                                18,500,000     27,145,083        5.38
      Tiger Asia Overseas Fund LTD Class B Offshore Fund - b             10,000,000      7,631,487        1.51
                                                                        -----------   ------------      ------
         Total Relative Value                                           214,848,623    272,004,549       53.91
                                                                        -----------   ------------      ------
   EVENT DRIVEN
      Ashmore Asian Recovery Fund Limited - b                            11,071,600      9,701,668        1.92
      Carrington Investment Partners (US) LP - b                         11,074,979      4,864,878        0.96
      CPIM Structured Credit Fund 1000 INC - b                            7,715,423      1,391,429        0.28
      CPIM Structured Credit Fund 1500 INC - c                            6,065,864        772,467        0.15
      Harbinger Capital Partners Offshore Fund I, LTD - b                12,354,756      2,864,728        0.57
      Harbinger Capital Partners Class L Holdings Series 2 - f              378,000        608,299        0.12
      Harbinger Capital Partners Class PE Holdings Series 1 - f           6,944,000      6,703,634        1.33
      Lincoln Vale European Partners (US) Fund LP - c                     5,000,000      3,961,860        0.79
      Marathon Distressed Subprime Fund (Cayman) LTD Class A - b          5,000,000      3,844,860        0.76
      Marathon Special Opp Fund LTD SP 2 - f                              1,173,382        982,525        0.19
      Marathon Special Opp Ltd SP 4 -f                                      588,093        474,637        0.09
      Marathon Structured Finance Fund LTD - d                           20,700,000     13,643,842        2.70
      Marathon Structured Finance Fund LTD Ser. 31 Dec 2008 - d           1,335,771      1,278,348        0.25
      Marathon Special Opportunity Fund LTD SP6 - f                         276,235        243,365        0.05
      New Amsterdam European Credit Fund Class A - a                      1,249,738        108,776        0.02
      Pardus - b                                                         15,000,000      3,768,487        0.75
      Paulson Advantage Plus LP - b                                       3,500,000     35,920,688        7.12
      Stark Investments Structured Finance Onshore Fund - d               9,442,105      6,434,783        1.27
      Trian Partners Ltd - d                                             10,900,000      6,485,474        1.29
                                                                        -----------   ------------      ------
         Total Event Driven                                             129,769,946    104,054,748       20.61
                                                                        -----------   ------------      ------
TOTAL INVESTMENTS IN INVESTMENT FUNDS                                   424,063,587    462,370,434       91.63
OTHER ASSETS, LESS LIABILITIES                                                          42,230,736        8.37
                                                                                      ------------      ------
MEMBERS' CAPITAL                                                                      $504,601,170      100.00%
                                                                                      ============      ======

Note: Investments in underlying Investment Funds are categorized by investment strategy.

a - Redemptions permitted monthly

b - Redemptions permitted quarterly

c - Redemptions permitted semi annually

d - Redemptions permitted annually

e - Redemptions permitted anytime

f - Reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC


By (Signature and Title)* /s/ Raymond Nolte
                          ----------------------------------
                          Raymond Nolte, President
                          (principal executive officer)

Date      August 7, 2009
    --------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Raymond Nolte
                          ----------------------------------
                          Raymond Nolte, President
                          (principal executive officer)

Date      August 7, 2009
    --------------------------------------------------------

By (Signature and Title)* /s/ Amy M. Olsen
                          ----------------------------------
                          Amy M. Olsen, Treasurer
                          (principal financial officer)

Date      August 7, 2009
    --------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.